Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	As of December 31, 2024		As of December 31, 2023
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	237,369,286	-	230,066,689	-
International business operating segment	138,558,576	-	96,340,285	-
Wines operating segment	68,720,452	-	61,262,042	-
Total commercial debtors	444,648,314	-	387,669,016	-
Impairment loss estimate	(7,785,695)	-	(7,751,305)	-
Total commercial debtors - net	436,862,619	-	379,917,711	-
Others accounts receivables	69,848,554	5,966,414	66,569,042	3,313,742
Total other accounts receivable	69,848,554	5,966,414	66,569,042	3,313,742
Total	506,711,173	5,966,414	446,486,753	3,313,742

Schedule of accounts receivable are denominated

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Chilean Peso	299,240,865	291,976,889
Argentine Peso	121,581,952	78,019,455
US Dollar	52,213,269	43,734,334
Euro	7,817,297	8,114,465
Unidad de Fomento	2,606,146	2,261,531
Uruguayan Peso	8,684,460	6,514,410
Paraguayan Guarani	15,086,724	13,996,752
Bolivian	3,385,594	2,856,786
Others currencies	2,061,280	2,325,873
Total	512,677,587	449,800,495

Schedule of accounts receivable maturities

	Total	Current balance	Overdue balances
			0 to 3 months	3 to 6 months	6 to 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	237,369,286	227,786,575	5,823,766	1,143,994	1,430,423	1,184,528
International business operating segment	138,558,576	125,878,604	10,979,515	58,512	515,247	1,126,698
Wines operating segment	68,720,452	61,101,828	7,123,480	359,386	45,864	89,894
Total commercial debtors	444,648,314	414,767,007	23,926,761	1,561,892	1,991,534	2,401,120
Impairment loss estimate	(7,785,695)	(2,433,055)	(816,441)	(708,190)	(1,720,870)	(2,107,139)
Total commercial debtors - net	436,862,619	412,333,952	23,110,320	853,702	270,664	293,981
Others accounts receivables	69,848,554	69,335,509	189,703	164,757	97	158,488
Total other accounts receivable	69,848,554	69,335,509	189,703	164,757	97	158,488
Total current	506,711,173	481,669,461	23,300,023	1,018,459	270,761	452,469
Others accounts receivables	5,966,414	5,966,414	-	-	-	-
Total non-current	5,966,414	5,966,414	-	-	-	-

The detail of the accounts receivable maturities as of December 31, 2023 is detailed as follows:

	Total	Current balance	Overdue balances
			0 to 3 months	3 to 6 months	6 to 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	230,066,689	222,098,388	4,396,221	959,644	1,210,305	1,402,131
International business operating segment	96,340,285	89,730,464	5,177,374	433,352	405,212	593,883
Wines operating segment	61,262,042	57,181,716	3,858,399	62,884	121,455	37,588
Total commercial debtors	387,669,016	369,010,568	13,431,994	1,455,880	1,736,972	2,033,602
Impairment loss estimate	(7,751,305)	(2,393,058)	(1,385,596)	(600,340)	(1,338,709)	(2,033,602)
Total commercial debtors - net	379,917,711	366,617,510	12,046,398	855,540	398,263	-
Others accounts receivables	66,569,042	66,302,808	129,211	109,481	5,253	22,289
Total other accounts receivable	66,569,042	66,302,808	129,211	109,481	5,253	22,289
Total current	446,486,753	432,920,318	12,175,609	965,021	403,516	22,289
Others accounts receivables	3,313,742	3,313,742	-	-	-	-
Total non-current	3,313,742	3,313,742	-	-	-	-

Schedule of analysis delivered the following results for the Company

	As of December 31, 2024			As of December 31, 2023
	Credit loss rate	Total carrying amount	Impairment provision	Credit loss rate	Total carrying amount	Impairment provision
		ThCh$	ThCh$		ThCh$	ThCh$
Up to date	0.09%	484,110,461	(2,433,055)	0.08%	435,313,376	(2,393,058)
0 to 3 months	22.16%	24,116,464	(816,441)	19.50%	13,561,205	(1,385,596)
3 to 6 months	61.53%	1,726,649	(708,190)	64.05%	1,565,361	(600,340)
6 to 12 months	100.00%	1,991,631	(1,720,870)	100.00%	1,742,225	(1,338,709)
More than 12 months	100.00%	2,559,608	(2,107,139)	100.00%	2,055,891	(2,033,602)
Total		514,504,813	(7,785,695)		454,238,058	(7,751,305)

Schedule of impairment losses provision for accounts receivable

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Balance at the beginning of year	(7,751,305)	(5,689,741)
Estimate of expected credit losses up 12 months	(2,339,099)	(4,135,572)
Estimate of expected credit losses longer than 12 months	(74,570)	(74,250)
Impairment provision of accounts receivable	(2,413,669)	(4,209,822)
Uncollectible accounts	987,556	1,025,786
Add back of unused provisions	1,694,001	102,200
Estimates resulting from business combinations (1)	(441,993)	-
Effect of translation into presentation currency	139,715	1,020,272
Total	(7,785,695)	(7,751,305)
(1)	See Note 1- Information general, letter C), number (12).